PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Russell™ Mid Cap
Growth Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.7%
Communication Services : 4.9%
4,932
(1)(2)
AST SpaceMobile, Inc.
$ 408,715
0.6
17
(2)
GCI Liberty, Inc.
- Class A
626
0.0
169
(2)
GCI Liberty, Inc.
- Class C
6,288
0.0
180  Iridium
Communications, Inc.
4,993
0.0
87
(2)
Liberty Broadband
Corp. - Class A
4,369
0.0
596
(2)
Liberty Broadband
Corp. - Class C
29,979
0.0
175
(2)
Liberty Media Corp.-
Liberty Formula One
- Class A, Tracking
Stock
13,664
0.0
1,608
(2)
Liberty Media Corp.-
Liberty Formula One
- Class C, Tracking
Stock
136,712
0.2
3,911
(2)
Live Nation
Entertainment, Inc.
596,467
0.9
42  Nexstar Media Group,
Inc.
7,595
0.0
856
(2)
NIQ Global Intelligence
PLC
9,733
0.0
7,249
(2)
Pinterest, Inc. - Class A
132,947
0.2
3,201
(2)
Reddit, Inc. - Class A
431,015
0.6
15,328
(2)
ROBLOX Corp. - Class
A
866,952
1.3
415
(2)
Roku, Inc.
39,267
0.1
1,527
(2)
Take-Two Interactive
Software, Inc.
301,583
0.4
699  TKO Group Holdings,
Inc.
140,953
0.2
10,832
(2)
Trade Desk, Inc.
- Class A
245,778
0.4
2,158
(2)
Trump Media &
Technology Group
Corp.
20,026
0.0
3,397,662
4.9
Consumer Discretionary : 20.9%
318
(1)(2)
Birkenstock Holding
PLC
11,394
0.0
179
(2)
Bright Horizons Family
Solutions, Inc.
14,701
0.0
1,553
(2)
Burlington Stores, Inc.
505,315
0.7
8,734
Carnival Corp.
226,036
0.3
3,341
(2)
Carvana Co.
1,050,344
1.5
2,466
(2)
Cava Group, Inc.
199,499
0.3
5,720
(2)
Chewy, Inc. - Class A
154,440
0.2
205
(1)
Choice Hotels
International, Inc.
21,217
0.0
1,377
Churchill Downs, Inc.
123,696
0.2
32,332
(2)
Coupang, Inc.
610,428
0.9
2,698  Darden Restaurants,
Inc.
528,916
0.8
3,586
(2)
Deckers Outdoor Corp.
358,923
0.5
235
Domino's Pizza, Inc.
84,316
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
11,877
(2)
DraftKings, Inc. - Class
A
$ 256,781
0.4
939
(2)
Duolingo, Inc.
92,557
0.1
3,067
(2)
Dutch Bros, Inc.
- Class A
155,374
0.2
1,318
(2)
Etsy, Inc.
65,874
0.1
2,867
Expedia Group, Inc.
661,962
1.0
840
(1)(2)
Floor & Decor
Holdings, Inc. - Class A
42,672
0.1
3,228
(1)(2)
Flutter Entertainment
PLC - Class DI
329,095
0.5
192
(2)
Grand Canyon
Education, Inc.
32,646
0.0
522
H&R Block, Inc.
16,568
0.0
5,637  Hilton Worldwide
Holdings, Inc.
1,714,099
2.5
7,574  Las Vegas Sands
Corp.
408,087
0.6
66
Lithia Motors, Inc.
16,481
0.0
1,462
(2)
Lululemon Athletica,
Inc.
223,832
0.3
421
Murphy USA, Inc.
207,961
0.3
10,128
(2)
Norwegian Cruise Line
Holdings Ltd.
189,394
0.3
5,582
(2)
On Holding AG - Class
A
189,900
0.3
2,048
(2)
Planet Fitness, Inc.
- Class A
152,330
0.2
153
Pool Corp.
30,956
0.0
69
Ralph Lauren Corp.
23,735
0.0
5,374
(1)
Restaurant Brands
International, Inc.
397,139
0.6
64
(2)
RH
8,948
0.0
1,574
Ross Stores, Inc.
340,976
0.5
6,261  Royal Caribbean
Cruises Ltd.
1,722,902
2.5
353
(2)
SharkNinja, Inc.
37,383
0.1
4,634
Tapestry, Inc.
653,904
0.9
4,996  Tempur Sealy
International, Inc.
369,304
0.5
1,636
Texas Roadhouse, Inc.
270,169
0.4
49
(2)
TopBuild Corp.
17,214
0.0
13,138
Tractor Supply Co.
595,151
0.9
500
Travel + Leisure Co.
34,595
0.1
274
(2)
Ulta Beauty, Inc.
143,223
0.2
696
(1)
Vail Resorts, Inc.
89,311
0.1
2,782
(1)(2)
Valvoline, Inc.
93,698
0.1
4,307
(2)
Viking Holdings Ltd.
316,478
0.5
436
(2)
Wayfair, Inc. - Class A
32,792
0.1
1,732
(1)
Wendy's Co.
12,037
0.0
425
Williams-Sonoma, Inc.
77,490
0.1
686
(1)
Wingstop, Inc.
106,309
0.2
1,639
(1)
Wyndham Hotels &
Resorts, Inc.
133,136
0.2
2,315
Yum! Brands, Inc.
359,936
0.5
14,511,624
20.9
Consumer Staples : 1.6%
480
(2)
BJ's Wholesale Club
Holdings, Inc.
47,242
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
137  Casey's General
Stores, Inc.
$ 99,717
0.1
4,063
(2)
Celsius Holdings, Inc.
144,155
0.2
192  Coca-Cola
Consolidated, Inc.
36,814
0.1
435
(2)
Darling Ingredients,
Inc.
26,905
0.0
327
(2)
Freshpet, Inc.
19,280
0.0
435
Hershey Co.
90,432
0.1
468
(2)
Performance Food
Group Co.
40,089
0.1
2,419
(2)
Sprouts Farmers
Market, Inc.
186,577
0.3
6,343
Sysco Corp.
452,446
0.6
1,143,657
1.6
Energy : 4.0%
2,370
Cheniere Energy, Inc.
672,511
0.9
384
HF Sinclair Corp.
23,958
0.0
712
Phillips 66
129,712
0.2
5,249
Targa Resources Corp.
1,316,082
1.9
1,426  Texas Pacific Land
Corp.
676,723
1.0
2,818,986
4.0
Financials : 8.4%
4,039
(2)
Affirm Holdings, Inc.
185,067
0.3
807
Ally Financial, Inc.
31,659
0.0
2,049  Ameriprise Financial,
Inc.
910,576
1.3
4,650  Ares Management
Corp. - Class A
507,315
0.7
1,236  Bank of New York
Mellon Corp.
146,627
0.2
4,892
(2)
Block, Inc.
294,401
0.4
16,019
(1)
Blue Owl Capital, Inc.
146,254
0.2
743
Brown & Brown, Inc.
48,451
0.1
127
(1)(2)
Bullish
4,538
0.0
538
(2)
Coinbase Global, Inc.
- Class A
93,940
0.1
1,679
(2)
Corpay, Inc.
488,572
0.7
10
(1)(2)
Credit Acceptance
Corp.
4,235
0.0
7,058  Equitable Holdings,
Inc.
261,922
0.4
144
Everest Re Group Ltd.
47,066
0.1
60  FactSet Research
Systems, Inc.
13,019
0.0
153
(1)(2)
Figure Technology
Solutions, Inc. - Class
A
5,194
0.0
372
(1)(2)
Freedom Holding
Corp.
53,895
0.1
652  Hamilton Lane, Inc.
- Class A
64,809
0.1
511
Houlihan Lokey, Inc.
73,390
0.1
928  Jefferies Financial
Group, Inc.
38,299
0.1
546  Kinsale Capital Group,
Inc.
186,546
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
442
Lazard, Inc.
$ 18,776
0.0
1,969  LPL Financial
Holdings, Inc.
592,334
0.9
63
(2)
Markel Corp.
120,586
0.2
358
Morningstar, Inc.
60,520
0.1
867
MSCI, Inc.
467,322
0.7
143
Popular, Inc.
19,186
0.0
108
RLI Corp.
6,160
0.0
2,510
(2)
Robinhood Markets,
Inc. - Class A
173,943
0.3
2,741  Ryan Specialty
Holdings, Inc.
92,481
0.1
1,636
(1)(2)
Shift4 Payments, Inc.
- Class A
71,542
0.1
692
SLM Corp.
14,816
0.0
4,108
(2)
SoFi Technologies, Inc.
65,235
0.1
11,446
(2)
Toast, Inc. - Class A
303,434
0.4
3,189
TPG, Inc.
129,186
0.2
243  Tradeweb Markets,
Inc. - Class A
28,591
0.0
472
(1)
UWM Holdings Corp.
1,709
0.0
552  Western Alliance
Bancorp
39,109
0.1
68
(2)
WEX, Inc.
10,407
0.0
867
XP, Inc. - Class A
16,508
0.0
5,837,620
8.4
Health Care : 14.7%
3,133
(2)
Alnylam
Pharmaceuticals, Inc.
1,036,616
1.5
4,525  AmerisourceBergen
Corp.
1,421,483
2.1
2,674
(1)(2)
Apellis
Pharmaceuticals, Inc.
107,575
0.2
2,964
Cardinal Health, Inc.
626,323
0.9
1,119
(1)(2)
Caris Life Sciences,
Inc.
20,008
0.0
31
Chemed Corp.
11,710
0.0
2,323
(2)
Corcept Therapeutics,
Inc.
93,640
0.1
868
(2)
DaVita, Inc.
133,403
0.2
9,663
(2)
Dexcom, Inc.
606,836
0.9
3,299
(2)
Doximity, Inc. - Class A
76,867
0.1
5,268
(2)
Exelixis, Inc.
225,945
0.3
2,867
(2)
Halozyme
Therapeutics, Inc.
185,294
0.3
1,969
(2)
IDEXX Laboratories,
Inc.
1,106,361
1.6
1,026
(2)
Incyte Corp.
96,567
0.1
4,850
(2)
Insmed, Inc.
793,072
1.1
708
(2)
Inspire Medical
Systems, Inc.
36,519
0.1
1,733
(2)
Insulet Corp.
363,653
0.5
3,632
(2)
Ionis Pharmaceuticals,
Inc.
272,727
0.4
1,114
(2)
Masimo Corp.
198,147
0.3
552
(2)
Medpace Holdings,
Inc.
265,065
0.4
689
(2)
Molina Healthcare, Inc.
91,844
0.1
3,265
(2)
Natera, Inc.
652,967
0.9

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
2,048
(2)
Neurocrine
Biosciences, Inc.
$ 269,804
0.4
936
(2)
Penumbra, Inc.
307,354
0.4
162
(2)
Repligen Corp.
19,087
0.0
853
ResMed, Inc.
191,481
0.3
2,034
(2)
Sarepta Therapeutics,
Inc.
44,260
0.1
551
(2)
Sotera Health Co.
7,901
0.0
2,898
(1)(2)
Summit Therapeutics,
Inc.
54,946
0.1
2,443
(1)(2)
Tempus AI, Inc. - Class
A
110,472
0.2
2,287
(2)
Ultragenyx
Pharmaceutical, Inc.
47,913
0.1
2,934
(2)
Veeva Systems, Inc.
- Class A
515,386
0.7
213
(1)(2)
Viking Therapeutics,
Inc.
6,931
0.0
770
(2)
Waters Corp.
229,306
0.3
10,227,463
14.7
Industrials : 24.2%
1,661
AAON, Inc.
137,448
0.2
493
(2)
Alaska Air Group, Inc.
18,132
0.0
344  Allison Transmission
Holdings, Inc.
40,269
0.1
1,019
(2)
American Airlines
Group, Inc.
10,944
0.0
313  Armstrong World
Industries, Inc.
51,582
0.1
144
(1)(2)
Avis Budget Group,
Inc.
21,002
0.0
1,869
(2)
Axon Enterprise, Inc.
793,746
1.1
2,956  Booz Allen Hamilton
Holding Corp.
230,657
0.3
2,616  Broadridge Financial
Solutions, Inc.
425,048
0.6
398  BWX Technologies,
Inc.
81,387
0.1
120
Carlisle Cos., Inc.
40,034
0.1
210  Carpenter Technology
Corp.
82,771
0.1
860  Comfort Systems USA,
Inc.
1,185,931
1.7
2,723
(2)
Core & Main, Inc.
- Class A
134,516
0.2
378
EMCOR Group, Inc.
279,081
0.4
523
Equifax, Inc.
94,177
0.1
3,814
(2)
ExlService Holdings,
Inc.
116,136
0.2
23,300
Fastenal Co.
1,081,120
1.6
279  Ferguson Enterprises,
Inc.
65,079
0.1
2,517
FTAI Aviation Ltd.
616,665
0.9
1,049
HEICO Corp.
287,636
0.4
1,853
HEICO Corp. - Class A
391,150
0.6
9,910  Howmet Aerospace,
Inc.
2,283,859
3.3
1,256
(2)
Karman Holdings, Inc.
100,543
0.1
235
KBR, Inc.
8,662
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
785  Lennox International,
Inc.
$ 364,342
0.5
738
Leonardo DRS, Inc.
32,856
0.0
956
(1)(2)
Loar Holdings, Inc.
54,769
0.1
1,528
(2)
Lyft, Inc. - Class A
20,322
0.0
323
(2)
MasTec, Inc.
103,922
0.2
255  Old Dominion Freight
Line, Inc.
49,827
0.1
2,496
Paychex, Inc.
229,931
0.3
674
Paycom Software, Inc.
81,918
0.1
994
(2)
Paylocity Holding
Corp.
107,392
0.2
2,820
Quanta Services, Inc.
1,548,236
2.2
280
RB Global, Inc.
26,838
0.0
155
(2)
RBC Bearings, Inc.
84,184
0.1
12,098
(2)
Rocket Lab Corp.
776,933
1.1
225  Rockwell Automation,
Inc.
80,748
0.1
7,407
Rollins, Inc.
395,608
0.6
85  Simpson
Manufacturing Co., Inc.
14,588
0.0
351
(2)
SiteOne Landscape
Supply, Inc.
46,722
0.1
1,203
Southwest Airlines Co.
45,197
0.1
499
(2)
Standardaero, Inc.
12,889
0.0
1,193
Tetra Tech, Inc.
35,933
0.1
1,028
(1)(2)
U-Haul Holding Co.
46,145
0.1
2,430
Veralto Corp.
214,861
0.3
2,076
Verisk Analytics, Inc.
393,921
0.6
9,402  Vertiv Holdings Co.
- Class A
2,355,953
3.4
1,124  WillScot Mobile Mini
Holdings Corp.
19,513
0.0
923
WW Grainger, Inc.
1,006,818
1.4
583
(2)
XPO, Inc.
113,423
0.2
16,841,364
24.2
Information Technology : 15.3%
543
(2)
Appfolio, Inc. - Class A
85,696
0.1
3,189
(2)
Astera Labs, Inc.
349,514
0.5
3,890  Bentley Systems, Inc.
- Class B
136,617
0.2
232
CDW Corp.
28,077
0.0
436
(2)
Circle Internet Group,
Inc.
41,599
0.1
7,747
(2)
Cloudflare, Inc. - Class
A
1,598,516
2.3
7,714
(2)
Datadog, Inc. - Class A
910,638
1.3
3,709
(2)
DocuSign, Inc.
175,844
0.3
1,715
(2)
DoubleVerify Holdings,
Inc.
16,292
0.0
1,130
(2)
Dropbox, Inc. - Class A
25,674
0.0
7,256
(2)
Dynatrace, Inc.
268,327
0.4
2,280
(2)
Elastic NV
113,977
0.2
3,145
(2)
Enphase Energy, Inc.
118,912
0.2
603
Entegris, Inc.
70,696
0.1
472
(2)
Fair Isaac Corp.
503,879
0.7
1,732
(2)
Gartner, Inc.
274,245
0.4
1,480
Gen Digital, Inc.
27,868
0.0
3,464
(2)
Gitlab, Inc. - Class A
74,961
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
104
(2)
Globant SA
$ 4,795
0.0
3,323
(2)
GoDaddy, Inc. - Class
A
274,712
0.4
2,097
(2)
Guidewire Software,
Inc.
313,627
0.5
1,257
(2)
HubSpot, Inc.
306,834
0.4
1,673
Jabil, Inc.
444,399
0.6
372
(2)
Kyndryl Holdings, Inc.
4,881
0.0
2,858
(2)
Lattice Semiconductor
Corp.
265,108
0.4
131
(2)
Lumentum Holdings,
Inc.
92,062
0.1
406
(2)
MACOM Technology
Solutions Holdings,
Inc.
90,160
0.1
1,460
(2)
Manhattan Associates,
Inc.
194,355
0.3
186
(2)
MongoDB, Inc.
45,527
0.1
1,144  Monolithic Power
Systems, Inc.
1,250,792
1.8
371
(2)
nCino, Inc.
5,558
0.0
1,930
NetApp, Inc.
197,613
0.3
1,575
(2)
Nutanix, Inc. - Class A
59,866
0.1
1,629
(2)
Okta, Inc.
128,219
0.2
268
(2)
Onto Innovation, Inc.
54,959
0.1
756
Pegasystems, Inc.
32,175
0.0
3,095
(2)
Procore Technologies,
Inc.
176,415
0.3
336
(2)
PTC, Inc.
47,877
0.1
6,663
(2)
Pure Storage, Inc.
- Class A
393,383
0.6
1,854  RingCentral, Inc.
- Class A
68,950
0.1
2,109
(2)
Rubrik, Inc. - Class A
103,278
0.1
7,923
(2)
Samsara, Inc. - Class
A
251,080
0.4
5,491
(2)
SentinelOne, Inc.
- Class A
70,724
0.1
5,817
(2)
Super Micro Computer,
Inc.
132,453
0.2
520
(2)
Teradata Corp.
13,328
0.0
597
(2)
Twilio, Inc. - Class A
75,115
0.1
882
(2)
Tyler Technologies,
Inc.
301,979
0.4
104
Ubiquiti, Inc.
82,190
0.1
466
(2)
Unity Software, Inc.
10,224
0.0
2,469
(2)
Zscaler, Inc.
346,376
0.5
10,660,346
15.3
Materials : 0.4%
1,509
Anglogold Ashanti PLC
146,916
0.2
48
Eagle Materials, Inc.
9,094
0.0
2,361
(2)
James Hardie
Industries PLC
44,717
0.1
324
Steel Dynamics, Inc.
58,320
0.1
259,047
0.4
Real Estate : 1.4%
807
(2)
CBRE Group, Inc.
- Class A
109,316
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
1,284
(2)
CoStar Group, Inc.
$ 51,797
0.1
314
(2)
Jones Lang LaSalle,
Inc.
95,556
0.1
2,133  Lamar Advertising Co.
- Class A
270,166
0.4
1,777  Simon Property Group,
Inc.
331,464
0.5
579
Sun Communities, Inc.
72,931
0.1
448
UDR, Inc.
15,133
0.0
946,363
1.4
Utilities : 2.9%
5,059
NRG Energy, Inc.
739,322
1.1
8,361
Vistra Corp.
1,256,909
1.8
1,996,231
2.9
Total Common Stock
(Cost $35,456,504)
68,640,363
98.7
EXCHANGE-TRADED FUNDS : 0.8%
4,438  iShares Russell Mid-
Cap Growth ETF
568,597
0.8
Total Exchange-Traded
Funds
(Cost $585,505)
568,597
0.8
Total Long-Term
Investments
(Cost $36,042,009)
69,208,960
99.5
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3.5%
Repurchase Agreements : 3.0%
88,775
(3)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase Amount
$88,784, collateralized
by various U.S.
Government
Securities, 4.250%,
Market Value plus
accrued interest
$90,551, due 05/15/35)
88,775
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
38,000
(3)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase Amount
$38,004, collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market
Value plus accrued
interest $38,760, due
05/07/26-05/15/55)
$ 38,000
0.1
962,000
(3)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2026, 3.670%,
due 04/01/2026
(Repurchase
Amount $962,097,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market
Value plus accrued
interest $981,240, due
05/12/27-02/20/66)
962,000
1.4
1,000,000
(3)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase
Amount $1,000,100,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
05/05/26-01/15/66)
1,000,000
1.4
Total Repurchase
Agreements
(Cost $2,088,775)
2,088,775
3.0
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.5%
342,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.570%
(Cost $342,000) $ 342,000 0.5
Total Short-Term
Investments
(Cost $2,430,775)
$ 2,430,775
3.5
Total Investments in
Securities
(Cost $38,472,784) $ 71,639,735 103.0
Liabilities in Excess
of Other Assets (2,095,103) (3.0)
Net Assets $ 69,544,632 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of March 31, 2026.
Sector Diversiﬁcation
Percentage
of Net Assets
Industrials 24.2%
Consumer Discretionary 20.9
Information Technology 15.3
Health Care 14.7
Financials 8.4
Communication Services 4.9
Energy 4.0
Utilities 2.9
Consumer Staples 1.6
Real Estate 1.4
Exchange-Traded Funds 0.8
Materials 0.4
Short-Term Investments 3.5
Liabilities in Excess of Other Assets (3.0)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Mid Cap
Growth Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock* $ 68,640,363 $ — $ — $ 68,640,363
Exchange-Traded Funds 568,597 — — 568,597
Short-Term Investments 342,000 2,088,775 — 2,430,775
Total Investments, at fair value $ 69,550,960 $ 2,088,775 $ — $ 71,639,735
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 36,420,775
Gross Unrealized Depreciation (3,253,824)
Net Unrealized Appreciation $ 33,166,951